Consolidated Statements of Operation and Other Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales (including sales to related parties of nil for 2023, $3,142,283 for 2022 and nil for 2021)		$ 16,943,287	$ 8,512,929	$ 19,615
Cost of sales		(11,556,006)	(4,309,747)	(4,313)
Gross profit		5,387,281	4,203,182	15,302
Other income		2
Administrative expense		(1,846,759)	(466,477)	(21,004)
Profit (loss) before income tax		3,045,248	2,280,358	(16,888)
Income tax (expense) credit		(607,153)	(362,587)	5,893
Profit and total comprehensive income for the year		$ 2,438,095	$ 1,917,771	$ (10,995)
Earnings per share:
Ordinary shares, - basic (in Dollars per share)		$ 0.09	$ 0.071	$ (0.001)
Weighted average shares outstanding used in calculating basic and diluted earnings per share
Ordinary shares, - basic (in Shares)	[1]	27,000,000	27,000,000	27,000,000
Related Party
Selling expenses (including marketing expenses to a related party of nil for 2023, $1,418,141 for 2022 and nil for 2021)		$ (495,276)	$ (1,456,347)	$ (11,186)

[1]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.